Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Line Items]
Components of Income Tax Expense

DPL’s components of income tax expense for both continuing and discontinued operations were as follows:

	Years ended December 31,
$ in millions	2019	2018	2017
Components of tax expense / (benefit)
Federal - current	$(22.0)	$40.0	$(2.9)
State and Local - current	0.6	0.4	—
Total current	(21.4)	40.4	(2.9)

Federal - deferred	14.1	(9.6)	(22.0)
State and local - deferred	1.1	(0.1)	(0.4)
Total deferred	15.2	(9.7)	(22.4)
Tax expense / (benefit)	$(6.2)	$30.7	$(25.3)

Schedule of Effective Income Tax Rate Reconciliation
The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to DPL's effective tax rate, as a percentage of total income before taxes for the years ended December 31, 2019, 2018 and 2017:

	Years ended December 31,
	2019	2018	2017
Statutory Federal tax rate	21.0%	21.0%	35.0%
State taxes, net of Federal tax benefit	1.4%	0.1%	0.4%
AFUDC - equity	(0.1)%	(0.1)%	0.2%
Depreciation of flow-through differences	(28.2)%	(4.6)%	(1.0)%
Amortization of investment tax credits	(0.3)%	(0.3)%	0.3%
Deferred tax adjustments	—%	15.5%	(11.4)%
Permanent differences	—%	0.1%	0.1%
Other, net	—%	(1.2)%	(2.5)%
Effective tax rate	(6.2)%	30.5%	21.1%

Components of Deferred Tax Assets and Liabilities

	December 31,
$ in millions	2019	2018 (b)
Net non-current assets / (liabilities)
Depreciation / property basis	$(111.8)	$(77.4)
Income taxes recoverable	17.1	25.0
Regulatory assets	(24.8)	(15.4)
Investment tax credit	0.6	0.6
Compensation and employee benefits	2.2	2.2
Intangibles	(0.4)	(0.4)
Long-term debt	(2.1)	(2.1)
Other (a)	(8.0)	(8.8)
Net non-current liabilities	$(127.2)	$(76.3)

(a)
The Other caption includes deferred tax assets of $29.0 million in 2019 and $29.9 million in 2018 related to state and local tax net operating loss carryforwards, with related valuation allowances of $29.0 million in 2019 and $29.9 million in 2018. These net operating loss carryforwards expire from 2020 to 2037.

(b)
The December 31, 2018 balance includes $39.8 million of deferred tax assets related to discontinued operations that is recorded within Non-current liabilities of discontinued operations and held-for-sale businesses on the Consolidated Balance Sheets. See Note 15 – Discontinued Operations for additional information.

Schedule of Tax Expense Benefit That Were Credited To Accumulated Other Comprehensive Loss (Text Block)
The following table presents the tax expense / (benefit) related to pensions, postemployment benefits, cash flow hedges and financial instruments that were credited to Accumulated other comprehensive loss.

	Years ended December 31,
$ in millions	2019	2018	2017
Tax expense / (benefit)	$(0.5)	$0.2	$0.2

Reconciliation of Unrecognized Tax Benefits	The balance of unrecognized tax benefits was $3.5 million at both December 31, 2019 and December 31, 2018. There were no changes to these amounts in either of the two years in the period ended December 31, 2019.

Of the